Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Advisor Freedom Blend 2015 Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280